Investments in associates and joint ventures (Basic information of material associates and joint ventures) (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
SECL [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation	[1]	PRC
Registered capital	[1]	¥ 3,964,491,597
Business nature and scope of operation	[1]	Energy and investment in related industries
Percentage of equity interest held, Direct	[1]	25.02%
Percentage of equity interest held, Indirect	[1],[2]	0.00%
The fair value of the Company's shares		¥ 5,207,000,000	¥ 6,010,000,000
Hebei Hanfeng Power Generation Limited Liability Company ("Hanfeng Power") [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation		PRC
Registered capital		¥ 1,975,000,000
Business nature and scope of operation		Power generation
Percentage of equity interest held, Direct		40.00%
Percentage of equity interest held, Indirect	[1],[2]	0.00%
Huaneng Finance [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation		PRC
Registered capital		¥ 5,000,000,000
Business nature and scope of operation		Provision for financial service including fund deposit services, lending, finance lease arrangements, notes discounting and entrusted loans and investment arrangement within Huaneng Group
Percentage of equity interest held, Direct		20.00%
Percentage of equity interest held, Indirect	[2]	0.00%
Huaneng Sichuan Hydropower Co., Ltd. ("Sichuan Hydropower") [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation		PRC
Registered capital		¥ 1,469,800,000
Business nature and scope of operation		Development, investment, construction, operation and management of hydropower
Percentage of equity interest held, Direct		49.00%
Percentage of equity interest held, Indirect	[2]	0.00%
China Huaneng Group Fuel Co., Ltd. ("Huaneng Group Fuel Company") [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation	[3]	PRC
Registered capital	[3]	¥ 3,000,000,000
Business nature and scope of operation	[3]	Wholesale of coal, import and export of coal
Percentage of equity interest held, Direct	[3]	50.00%
Percentage of equity interest held, Indirect	[2],[3]	0.00%
Hainan Nuclear Power Limited Liability Company ("Hainan Nuclear") [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation		PRC
Registered capital		¥ 4,831,460,000
Business nature and scope of operation		Construction and operation of nuclear power plants; production and sales of electricity and related products
Percentage of equity interest held, Direct		30.00%
Percentage of equity interest held, Indirect	[2]	0.00%
Shanghai Time Shipping Co., Ltd. ("Shanghai Time Shipping") [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation		PRC
Registered capital		¥ 1,200,000,000
Business nature and scope of operation		International and domestic sea transportation
Percentage of equity interest held, Direct		50.00%
Percentage of equity interest held, Indirect	[2]	0.00%
Jiangsu Nantong Power Generation Co., Ltd. ("Jiangsu Nantong Power") [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation		PRC
Registered capital		¥ 1,596,000,000
Business nature and scope of operation		Operation and Management of power generation plants and transportation related projects
Percentage of equity interest held, Direct		0.00%
Percentage of equity interest held, Indirect	[2]	35.00%

[1]	As at 31 December 2018, the fair value of the Company's shares in SECL was RMB5,207 million (2017: RMB6,010 million).
[2]	The indirect percentage of equity interest held represents the effective ownership interest of the Company and its subsidiaries.
[3]	In accordance with the articles of the association of the investee, the Company could only exercise significant influence on the investee and therefore accounts for the investment under the equity method.